Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2019
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
19.	Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2018	2019
	RMB	RMB
Deposits from sales agents and others	202,265	302,727
Accrued office expenses	207,146	205,538
Other payable to platform users and merchants	43,413	118,840
Acquisition consideration payable	105,620	107,359
Payable to employees related to share-based awards	43,558	92,290
Accrued professional fees	78,315	88,198
Accrued telecom and bandwidth fees	40,078	31,841
Government subsidy	9,146	21,716
Cash received on behalf of a related party	82,358	—
Others	66,469	84,498
Total	878,368	1,053,007

Acquisition consideration payable consists of consideration payable related to acquisitions of Ganji.

The amount of cash received on behalf of a related party was settled in March 2019.